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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: September 30, 2007

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                         Greywolf Capital Management LP
                        4 Manhattanville Road, Suite 201
                            Purchase, New York 10577

                         Form 13F File Number: 28-11771

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Jonathan Savitz,
                               managing member of
                  The General Partner of the Reporting Manager
                                 (914) 251-8200




                               /s/ Jonathan Savitz
                             -----------------------
                               Purchase, New York
                                November 14, 2007







                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       32

                    Form 13 F Information Table Value Total:

                               $365,824 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-11776
Name: Greywolf Advisors LLC



Column 1                        Column 2         Column 3   Column 4    Column 5          Column 6 Column 7 Column 8
                                                             VALUE       SHARES/  SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT  PRN CALL DSCRETN  MANAGERS SOLE        SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

ALLEGHENY TECHNOLOGIES INC      COM              01741R102   5,498       50,000   SH        Other      1       50,000
ARBINET THEXCHANGE INC          COM              03875P100   9,299    1,549,839   SH        Other      1    1,549,839
BLOCK H & R INC                 COM              093671105   3,707      175,000   SH  PUT   Other      1      175,000
COUNTRYWIDE FINANCIAL CORP      COM              222372104     951       50,000   SH  CALL  Other      1       50,000
CHARTER COMMUNICATIONS INC      D CL A           16117M107   4,128    1,600,000   SH        Other      1    1,600,000
COMCAST CORP                    NEW CL A         20030N101     813        3,625   SH        Other      1        3,625
COMMERCIAL METALS CO            COM              201723103   4,551      143,800   SH        Other      1      143,800
CRYSTALLEX INTL CORP            COM              22942F101  28,952    9,254,900   SH        Other      1    9,254,900
DDI CORP                        COM 0.0001 NEW   233162502   7,782    1,177,275   SH        Other      1    1,177,275
ENDEAVOR ACQUISITION CORP       W EXP 12/14/09   292577111     114       22,100   SH        Other      1       22,100
FOSTER WHEELER LTD              SHS NEW          G36535139   9,846       75,000   SH        Other      1       75,000
GOLD RESV INC NOTE 5.500% 6/1   NOTE 5.500% 6/13 38068NAB4  22,125   25,000,000   PRN       Other      1   25,000,000
GOLD RESV INC                   CL A             38068N108   1,289      294,200   SH        Other      1      294,200
HANGER ORTHOPEDIC GROUP INC     COM NEW          41043F208  17,562    1,550,000   SH        Other      1    1,550,000
HD PARTNERS ACQUISITION CORP    W EXP 06/01/10   40415K118     391      550,000   SH        Other      1      550,000
IBASIS INC                      COM NEW          450732201  20,901    1,944,240   SH        Other      1    1,944,240
iPCS INC                        COM NEW          44980Y305  42,532    1,236,769   SH        Other      1    1,236,769
MIRANT CORPORATION              COM              60467R100     442       10,869   SH        Other      1       10,869
NAVIOS MARITIME HOLDINGS INC    COM              Y62196103  14,357    1,092,600   SH        Other      1    1,092,600
NAVIOS MARITIME HOLDINGS INC    W EXP 12/09/08   Y62196111  12,347    1,515,000   SH        Other      1    1,515,000
NEON COMMUNICATIONS GROUP IN    COM              64050T101  17,981    3,669,675   SH        Other      1    3,669,675
PARKER DRILLING CO              COM              701081101   1,624      200,000   SH        Other      1      200,000
PARTICLE DRILLING TECHNOLOGIES  COM              70212G101   6,645    2,026,000   SH        Other      1    2,026,000
PINNACLE AIRL CORP              NOTE 3.250% 2/1  723443AB3  44,527   33,605,000   PRN       Other      1   33,605,000
PROTECTION ONE INC              COM NEW          743663403  12,155      905,701   SH        Other      1      905,701
SKYWEST INC                     COM              830879102  16,801      667,500   SH        Other      1      667,500
STEEL DYNAMICS INC              COM              858119100   9,340      200,000   SH        Other      1      200,000
TRIBUNE CO                      NEW COM          896047107  27,063      990,600   SH        Other      1      990,600
UBS AG PUT                      SHS NEW          H89231338   9,851      185,000   SH  PUT   Other      1      185,000
VANTAGE ENERGY SERVICES INC     *W EXP 99/99/999 92209F110   1,348    1,225,000   SH        Other      1    1,225,000
VANTAGE ENERGY SERVICES INC     COM              92209F102   6,242      831,200   SH        Other      1      831,200
VONAGE HLDGS CORP               COM              92886T201   4,491    4,360,000   SH        Other      1    4,360,000
